Description of Business and Organisation - Schedule of Operations (Details) - Variable Interest Entity, Primary Beneficiary [Member] - Weishi [Member] - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Operating expenses
Sales and marketing expenses	¥ (430,388)	¥ (7,212,320)
Research and development expenses		(233,663)
General and administrative expenses	(792,914)	(4,673,618)
Loss from operations	(1,223,302)	(12,119,601)
Interest expenses	(29,146)	(9,924)
Interest income		659
Other income	480	103
Loss before income tax expenses	(1,251,968)	(12,128,763)
Income tax expense
Net loss	¥ (1,251,968)	¥ (12,128,763)